Due to Trust Account, Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2019 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 7,519,582					¥ 5,525,069
Basel III [Member]
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Minimum TLAC ratio, required by January 1, 2019, over risk weighted assets	16.00%
Minimum TLAC ratio, required by January 1, 2019, over leverage ratio denominator	6.00%
Minimum TLAC ratio, required by January 1, 2022, over risk weighted assets	18.00%
Minimum TLAC ratio, required by January 1, 2022, over leverage ratio denominator	6.75%
Basel III [Member] | Unsecured Perpetual Subordinated Additional Tier 1 Notes [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 273,000
Basel III [Member] | Bonds for TLAC [Member] | U.S. Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	1,125,302	$ 10,340
Basel III [Member] | Bonds for TLAC [Member] | Euro
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	119,550		€ 1,000
Basel III [Member] | Bonds for TLAC [Member] | H.K. Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	3,257				$ 232
Basel III [Member] | Bonds for TLAC [Member] | Australian Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 33,045			$ 500